Off-balance Sheet Items - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [abstract]
Values to be Debited	$ 5,370,342	$ 5,304,698
Values to be Credited	6,755,857	6,836,124
Values for Collection	$ 38,507,579	$ 42,497,530